Other Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	$ 312,894
Other Long-term Debt	1,349,119	158,784
Long Term Debt By Maturity [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	141
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	850,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	435,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	65,000
Medium-term Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	39,497	41,557
Debt Instrument, Interest Rate, Effective Percentage	4.95%
Debt Instrument, Maturity Date	Dec. 31, 2018
Securitization Trust Notes Payable Due Through 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	0
Securitization Trust Note Payable Due 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	0
Securitization Trust Note Payable Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	2,086
Debt Instrument, Interest Rate, Effective Percentage	0.88%
Debt Instrument, Maturity Date	Dec. 31, 2018
Class B Preferred Securities Of Subsidiary No Maturity [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	65,000	65,000
Debt Instrument, Interest Rate, Effective Percentage	2.52%
Class C Preferred Securities Of Subsidiary No Maturity [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	50,000
Debt Instrument, Interest Rate, Effective Percentage	7.88%
Other
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	$ 141	$ 141